Basis of Presentation and General information (Policies)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General information [Abstract]
Change of Fiscal Year
Change of fiscal year

On September 27, 2019, the Company’s Board of Directors authorized a change in Castor’s fiscal year end from September 30 to December 31. This change in the Company’s fiscal year end resulted in a three-month transition period from October 1, 2018 to December 31, 2018 (the “Transition Period”). On December 16, 2019, the Company filed an audited transition report on Form 20-F with the U.S. Securities and Exchange Commission for the Transition Period.